Schedule of Future Minimum Rental Payments in Respect of Non-cancellable Operating Leases (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Schedule of Future Minimum Rental Payments in Respect of Non-cancellable Operating Leases

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Within one year of the balance sheet date	90	70
Due in a period between one year and five years	259	213
Due after five years	128	134